Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 3,336,003		₩ 2,365,022	₩ 2,602,560	₩ 1,558,696
Deposits in banks	78,768		78,411
Trade accounts and notes receivable	3,154,080		2,829,163
Non-trade receivable	463,614		159,238
Accrued income	10,434		10,075
Deposits	31,036		91,123
Short-term loans	21,623		16,116
Long-term loans	40,827		55,048
Long-term non-trade receivable	9,072		11,448
Derivatives	20,592		25,758
Borrowings	10,329,671		6,226,520
Bonds	2,292,833		2,332,257
Trade accounts and notes payable	2,618,261		3,087,461
Other accounts payable	4,397,121		3,566,629
Long-term other accounts payable	1,069		3,103
Security deposits	11,000		10,955
Lease liabilities	88,512	₩ 115,119	115,119
Finance lease receivables	27,794
Unsecured Convertible Bonds Fair Value Disclosure	858,385
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	20,592		25,758
Borrowings	10,394,498		6,281,996
Bonds	2,345,867		2,384,987
Unsecured Convertible Bonds Fair Value Disclosure	858,385
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,879		13,681
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,879		13,681
Convertible bonds [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,544		1,327
Convertible bonds [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,544		1,327
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	49,676		13,059
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	49,676		13,059
Debt instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	76		161
Debt instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 76		₩ 161